TAXES (Details 1)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
TAXES
China Income tax statutory rate	25.00%	25.00%
Permanent difference	0.90%	2.10%
Changes in valuation allowance	20.30%	(174.30%)
Effect of PRC preferential tax rate	(10.00%)	(10.00%)
Effective tax rate	36.20%	(157.20%)